Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 18,980
Operating expenses:
Salaries	3,420
Provision for loan losses	3,113
Occupancy	1,289
Advertising and marketing	95
Depreciation and amortization	334
Other	2,203
Total operating expenses	10,454
Operating gross profit	8,526
Corporate and other expenses:
Corporate expenses	3,607
Depreciation and amortization	867
Interest expense, net	2,414
Total corporate and other expenses	6,888
Income (loss) from continuing operations, before tax	1,638
Provision for (benefit from) income taxes	2
Net income( loss)	1,636
Other comprehensive income (loss):
Change in fair value of debt	6,635
Other comprehensive income (loss)	6,635
Comprehensive income (loss)	8,271
Finance receivable fees
Revenues:
Total revenues	11,186
Credit service fees
Revenues:
Total revenues	4,208
Check cashing fees
Revenues:
Total revenues	2,497
Card fees
Revenues:
Total revenues	475
Other
Revenues:
Total revenues	$ 614
Predecessor
Revenues:
Total revenues		$ 327,258	$ 364,067	$ 402,329
Operating expenses:
Salaries		65,552	70,539	70,024
Provision for loan losses		97,098	136,201	115,962
Occupancy		24,707	27,197	27,590
Advertising and marketing		4,643	7,262	6,831
Lease termination		754	1,857	1,733
Depreciation and amortization		7,695	9,461	10,116
Other		40,515	51,738	51,597
Total operating expenses		240,964	304,255	283,853
Operating gross profit		86,294	59,812	118,476
Corporate and other expenses:
Corporate expenses		64,699	82,175	86,434
Transaction expenses		6,941
Lease termination			1,226
Depreciation and amortization		4,318	4,929	4,987
Interest expense, net		50,760	48,245	44,470
Loss on sale of subsidiary				4,106
(Gain) loss on debt extinguishment		10,832		(65,117)
Goodwill impairment			113,753	28,949
Total corporate and other expenses		137,550	250,328	103,829
Income (loss) from continuing operations, before tax		(51,256)	(190,516)	14,647
Provision for (benefit from) income taxes		39	(9,621)	16,192
Net income( loss)		(51,295)	(180,895)	(1,545)
Other comprehensive income (loss):
Comprehensive income (loss)		(51,295)	(180,895)	(1,545)
Predecessor | Finance receivable fees
Revenues:
Total revenues		189,236	215,940	238,073
Predecessor | Credit service fees
Revenues:
Total revenues		71,540	76,763	86,864
Predecessor | Check cashing fees
Revenues:
Total revenues		44,514	46,011	48,437
Predecessor | Card fees
Revenues:
Total revenues		8,370	8,281	7,974
Predecessor | Other
Revenues:
Total revenues		$ 13,598	$ 17,072	$ 20,981